Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (129,873)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 146,641
Percentage of reasonably possible 1% decrease in actuarial assumption	6.60%
Percentage of reasonably possible 1% decrease in actuarial assumption	(5.80%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 146,953
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (132,348)
Percentage of reasonably possible 1% decrease in actuarial assumption	6.60%
Percentage of reasonably possible 1% decrease in actuarial assumption	(6.00%)